Climate change (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Climate change in asset valuations reflects	As at the date of these Financial Statements, the carbon price used in asset valuations reflects the following ranges:

US$ real (July 2024) per tCO 2 -e	FY2030 Low	FY2030 High	FY2050 Low	FY2050 High
Australia	28	83	166	248
Brazil	6	55	138	221
Chile	9	44	166	248
Canada	71	110	221	248
Key customer countries 1	1	193	28	276

1	Maximum low and high values found across China, India, European Union, United States, Japan, Korea, Indonesia, South Africa, Other Latin and Central America and Other Asia.

Summary of Climate change in price-only sensitivities reflect

Price source	CY2030 Price (real, US$/tonne)	CY2050 Price (real, US$/tonne)
Wood Mackenzie Net Zero (1.5°C) Scenario (June 2024)	180	143